Note 6 - Broker-dealers and Clearing Organizations and Other Receivables (Details Textual) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Receivables from Brokers-Dealers and Clearing Organizations	$ 3,357,000	$ 3,078,000
Other Receivables	5,430,000	3,709,000
Allowance for Doubtful Accounts Receivable	$ 735,000	$ 573,000